Recoverable Taxes - Summary of Current Tax Assets (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Text Block [Abstract]
ICMS on purchase of goods	[1]	R$ 671,227	R$ 434,832
Taxes on purchase of inputs - subsidiaries abroad		214,702	39,475
ICMS on purchase of property, plant and equipment		10,024	10,628
PIS and COFINS on purchase of property, plant and equipment	[2]	179	3,826
PIS and COFINS on purchase of inputs		802,466	280,087
PIS, COFINS and CSLL - withheld at source		3,779	2,378
IPI (Tax on Manufactured Products)		83,828	30,190
Others		152,402	3,438
Total		1,938,607	804,854
Current		1,045,201	395,640
Non-current		R$ 893,406	R$ 409,214

[1]	Accumulated Brazilian tax on the circulation of goods, interstate and intercity transportations and communication services (“ICMS”) tax credits.
[2]	Brazilian tax for the Integration Program Tax on Revenue (“PIS”) and Social Security Funding Tax on Revenue (COFINS).